T. ROWE PRICE International Discovery Fund
January 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 93,800 110,843
Total Argentina (Cost
$18,193
)
110,843
AUSTRALIA 2.1%
Common Stocks 2.1%
ALS  1,654,640 15,352
Cochlear  287,552 43,442
IDP Education  1,570,896 34,958
oOh!media  17,785,816 18,110
OZ Minerals  1,585,666 31,407
Total Australia (Cost
$81,508
)
143,269
AUSTRIA 2.0%
Common Stocks 2.0%
BAWAG Group  1,738,688 107,703
Schoeller-Bleckmann Oilfield Equipment  371,042 27,217
Total Austria (Cost
$104,083
)
134,920
BRAZIL 1.6%
Common Stocks 1.2%
Arco Platform, Class A (USD) (1)(2) 1,666,800 22,068
CI&T, Class A (USD) (1)(2) 1,017,296 7,569
Grupo SBF  7,428,000 16,184
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,352,700 20,401
Klabin  4,449,400 17,022
83,244
Preferred Stocks 0.4%
Marcopolo (3) 45,067,283 26,723
26,723
Total Brazil (Cost
$162,711
)
109,967
CANADA 5.7%
Common Stocks 5.7%
Altus Group  843,200 36,084
Aritzia (1) 1,445,200 52,125
ATS (1) 283,300 11,472

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
CAE (1) 1,242,500 28,062
Definity Financial  963,464 25,959
dentalcorp Holdings (1)(2) 2,577,008 18,942
Descartes Systems Group (1) 750,400 54,762
Exchange Income (2) 252,200 10,508
Orla Mining (1) 662,482 2,858
Richelieu Hardware  576,900 17,157
Shopify, Class A (1) 1,080,760 53,260
Spin Master  1,443,995 37,941
StorageVault Canada  3,606,715 17,430
Summit Industrial Income REIT  1,319,800 22,695
Total Canada (Cost
$270,105
)
389,255
CHINA 14.3%
Common Stocks 8.6%
BOE Varitronix (HKD)  12,472,000 29,706
Bosideng International Holdings (HKD)  32,044,000 17,857
China Overseas Property Holdings (HKD)  21,870,000 28,607
China Resources Gas Group (HKD)  9,927,400 41,747
China Resources Mixc Lifestyle Services (HKD)  12,756,200 73,497
H World Group (HKD)  10,563,400 50,224
Haier Smart Home, Class H (HKD)  9,059,400 33,412
Kanzhun, ADR (USD) (1) 5,080,403 123,403
Li Ning (HKD)  2,844,500 28,120
Shandong Weigao Group Medical Polymer, Class H (HKD)  27,320,400 45,417
Tingyi Cayman Islands Holding (HKD)  11,292,000 18,785
Topsports International Holdings (HKD)  731,000 689
Tsingtao Brewery, Class H (HKD)  4,534,000 43,775
Yangzijiang Shipbuilding Holdings (SGD)  46,626,800 45,967
581,206
Common Stocks - China A Shares 5.7%
Beijing Career International, A Shares (CNH)  2,481,000 18,448
China Oilfield Services, A Shares (CNH)  11,204,619 27,184
Fuyao Glass Industry Group, A Shares (CNH)  5,927,438 34,359
Hichain Logistics, A Shares (4) 4,326,643 18,920
Hongfa Technology, A Shares (CNH)  5,817,532 32,361
Jason Furniture Hangzhou, A Shares (CNH)  6,348,870 40,206
Qingdao Haier Biomedical, A Shares (4) 2,136,027 22,980
Qingdao Hiron Commercial Cold Chain, A Shares (CNH)  3,454,600 15,248
Shandong Pharmaceutical Glass, A Shares (CNH)  5,677,014 24,354
Shenzhen Megmeet Electrical, A Shares (CNH)  8,172,786 34,329
Toly Bread, A Shares (CNH)  6,653,400 16,511
Warom Technology, A Shares (4) 10,161,743 37,659
Yantai Jereh Oilfield Services Group, A Shares (CNH)  5,444,644 26,208

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
YTO Express Group, A Shares (CNH)  6,474,434 20,163
Zhejiang Shuanghuan Driveline, A Shares (4) 4,160,056 18,345
387,275
Total China (Cost
$849,265
)
968,481
DENMARK 0.7%
Common Stocks 0.7%
Zealand Pharma (1) 1,462,224 45,667
Total Denmark (Cost
$42,917
)
45,667
EGYPT 0.2%
Common Stocks 0.2%
Edita Food Industries  7,739,375 3,847
Integrated Diagnostics Holdings (USD)  19,203,563 10,422
Total Egypt (Cost
$27,589
)
14,269
FINLAND 0.3%
Common Stocks 0.3%
Valmet  661,269 20,766
Total Finland (Cost
$17,140
)
20,766
FRANCE 3.8%
Common Stocks 3.8%
Edenred  470,906 25,650
Esker  135,920 22,694
Eurofins Scientific  961,281 68,952
Nexity  1,144,252 34,567
SPIE  2,545,642 69,497
Tikehau Capital (2) 1,162,815 33,129
Virbac  11,005 3,340
Total France (Cost
$175,786
)
257,829
GERMANY 3.6%
Common Stocks 3.6%
Adesso (2) 76,073 12,034
Auto1 Group (1)(2) 749,730 6,074
CANCOM  868,472 29,940
Evotec (1) 731,254 14,379
flatexDEGIRO (1)(2) 4,815,323 40,975

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Hypoport (1)(2) 112,240 15,291
Knaus Tabbert  400,468 17,220
MYT Netherlands Parent, ADR (USD) (1) 1,005,896 11,729
Nagarro (1)(2) 180,670 24,750
Scout24  329,252 19,168
Shop Apotheke Europe (1)(2) 698,256 50,347
Total Germany (Cost
$352,712
)
241,907
HONG KONG 0.3%
Common Stocks 0.3%
Impro Precision Industries  54,349,000 18,389
Total Hong Kong (Cost
$21,124
)
18,389
INDIA 3.2%
Common Stocks 3.2%
Astral  1,397,044 35,258
Blue Star  1,328,916 20,027
CreditAccess Grameen (1) 1,781,945 18,834
Dr Lal PathLabs  372,152 9,594
Fine Organic Industries  146,074 8,942
FSN E-Commerce Ventures (1) 5,115,354 8,604
Info Edge India  291,235 13,172
Polycab India  823,079 29,566
TeamLease Services (1) 542,633 15,294
Torrent Pharmaceuticals  1,329,331 24,777
V-Mart Retail  408,578 13,813
Zomato (1) 31,530,092 19,243
Total India (Cost
$171,237
)
217,124
IRELAND 0.5%
Common Stocks 0.5%
Cairn Homes (GBP)  29,757,760 31,729
Total Ireland (Cost
$38,111
)
31,729
ITALY 4.5%
Common Stocks 4.5%
Amplifon  3,465,511 95,694
Ariston Holding  2,782,818 28,850
Carel Industries  2,675,725 66,184
Ermenegildo Zegna (USD)  3,064,085 35,114
FinecoBank Banca Fineco  3,671,020 65,902

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GVS (1)(2) 2,606,906 13,774
Total Italy (Cost
$162,010
)
305,518
JAPAN 20.1%
Common Stocks 20.1%
Aida Engineering  2,198,300 13,803
Aiful (2) 17,763,400 53,707
Daiei Kankyo (1)(2) 1,525,700 19,844
Daiwabo Holdings  3,548,900 53,716
DIC  1,587,300 29,511
Disco  43,800 13,159
eGuarantee  761,500 14,206
Eiken Chemical  1,999,200 24,481
Electric Power Development  2,520,300 40,674
Fukui Computer Holdings  719,300 16,588
Hanwa  1,955,800 62,275
Hikari Tsushin  283,200 40,423
Horiba  477,500 21,990
Idec  1,322,800 31,498
IHI  772,100 23,460
Media Do (2) 449,500 6,007
METAWATER  1,459,200 19,260
Mitsui Mining & Smelting  1,357,500 36,165
Modec (1) 1,902,400 20,706
Musashi Seimitsu Industry  2,520,400 34,734
Nakanishi  1,548,500 32,852
NET One Systems  1,125,400 30,498
Nextage  2,642,700 59,443
NGK Spark Plug  1,705,000 33,318
Nifco  935,700 24,288
Nippon Ceramic  679,400 12,663
Nippon Seiki  2,801,100 18,058
Nippon Soda (3) 1,510,300 49,365
Nipro  5,028,500 40,366
Nitto Boseki  523,700 8,258
NSK  332,400 1,870
Obara Group (2)(3) 1,353,900 39,174
Persol Holdings  644,800 14,138
Ryohin Keikaku (2) 1,643,400 18,222
Sakata INX (3) 4,090,900 34,473
Sankyu  453,800 17,831
Sanwa Holdings  1,819,100 19,258
Socionext (1) 483,300 31,013
Stanley Electric  1,091,600 23,493

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Sumitomo Seika Chemicals  652,700 20,856
Taiheiyo Cement  2,508,600 43,232
Taiyo Yuden  501,200 17,024
Takeuchi Manufacturing  1,190,200 26,342
Takuma  1,510,500 14,962
Tokai Carbon  1,714,000 14,788
Tokyo Century  808,200 28,417
Tokyo Seimitsu  417,600 14,378
Tokyo Tatemono  2,760,100 34,218
Toyo Tire  2,625,300 31,408
Yellow Hat  2,455,200 33,661
Total Japan (Cost
$1,350,812
)
1,364,074
LUXEMBOURG 0.6%
Common Stocks 0.6%
Majorel Group Luxembourg  1,604,365 39,427
Total Luxembourg (Cost
$56,271
)
39,427
MEXICO 0.6%
Common Stocks 0.6%
Corp. Inmobiliaria Vesta  8,125,700 22,120
Grupo Aeroportuario del Sureste, ADR (USD)  80,700 21,950
Total Mexico (Cost
$27,940
)
44,070
NETHERLANDS 1.8%
Common Stocks 1.8%
Aalberts  609,535 28,820
IMCD  360,497 57,150
Kendrion  464,692 8,416
Van Lanschot Kempen, CVA  946,116 27,224
Total Netherlands (Cost
$57,566
)
121,610
NEW ZEALAND 0.5%
Common Stocks 0.5%
Fisher & Paykel Healthcare  2,088,630 34,277
Total New Zealand (Cost
$2,514
)
34,277
NORWAY 1.1%
Common Stocks 1.1%
Subsea 7  1,363,930 16,997

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
TGS  3,301,538 54,664
Total Norway (Cost
$65,198
)
71,661
RUSSIA 0.0%
Common Stocks 0.0%
HeadHunter Group, ADR (USD) (5) 975,900 —
Ozon Holdings, ADR (USD) (1)(5) 513,691 —
Total Russia (Cost
$40,432
)
—
SAUDI ARABIA 0.2%
Common Stocks 0.2%
Saudi Tadawul Group Holding  330,746 14,330
Total Saudi Arabia (Cost
$9,323
)
14,330
SPAIN 3.1%
Common Stocks 3.1%
Aedas Homes  1,286,887 21,676
Amadeus IT Group, Class A (1) 1,139,230 71,776
CIE Automotive  875,196 25,997
Fluidra  2,038,790 35,993
Laboratorios Farmaceuticos Rovi  1,112,260 47,130
Linea Directa Aseguradora Cia de Seguros y Reaseguros (2) 10,483,390 10,926
Total Spain (Cost
$201,911
)
213,498
SWEDEN 2.1%
Common Stocks 2.1%
Avanza Bank Holding (2) 1,808,925 41,738
Beijer Ref (2) 1,252,940 19,329
Olink Holding, ADR (USD) (1) 1,242,137 24,321
Thule Group (2) 1,533,806 36,756
Trelleborg, Class B  690,548 17,267
Total Sweden (Cost
$80,909
)
139,411
SWITZERLAND 2.4%
Common Stocks 2.4%
ams (1) 2,498,252 23,339
Bossard Holding, Class A  53,960 13,750
DKSH Holding  587,456 50,048
Montana Aerospace (1)(2) 1,840,489 33,685
PolyPeptide Group  408,609 11,871

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Sensirion Holding (1) 165,158 19,654
SKAN Group  116,367 8,660
Total Switzerland (Cost
$192,340
)
161,007
TAIWAN 0.3%
Common Stocks 0.3%
Chroma ATE  3,000,000 18,617
Total Taiwan (Cost
$20,186
)
18,617
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Air Arabia  56,721,466 34,058
Total United Arab Emirates (Cost
$15,018
)
34,058
UNITED KINGDOM 17.7%
Common Stocks 17.7%
Abcam, ADR (USD) (1) 4,142,601 57,458
Adriatic Metals, CDI (AUD) (1) 7,542,827 16,828
AJ Bell  3,648,319 15,211
Ascential (1)(3) 26,896,567 89,332
Auction Technology Group (1) 2,203,838 19,100
Baltic Classifieds Group  12,755,405 23,919
Big Yellow Group  1,313,642 19,593
Bridgepoint Group  5,956,879 17,678
Bytes Technology Group  340,253 1,626
Croda International  643,433 54,844
Dechra Pharmaceuticals  922,434 32,715
Derwent London  1,038,160 33,117
Diploma  348,276 11,781
Dr. Martens  10,720,106 20,546
FD Technologies (1) 1,325,970 22,448
Frontier Developments (1) 329,335 1,968
Funding Circle Holdings (1) 17,557,830 12,589
Genuit Group  4,957,428 19,994
Genus  1,062,475 38,108
Helios Towers (1) 20,059,885 26,517
Intermediate Capital Group  3,611,058 62,137
IQE (1)(2)(3) 63,755,960 37,279
Keywords Studios  2,179,088 76,537
Molten Ventures (1)(3) 7,972,921 35,272
National Express Group (1) 11,332,130 18,667
Ocado Group (1) 4,902,395 39,231

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Oxford Nanopore Technologies (1) 4,545,026 13,279
Renishaw  406,232 19,827
Rightmove  3,093,235 22,475
Rotork  13,938,599 54,907
Spirax-Sarco Engineering  288,955 41,275
Syncona (1) 9,502,442 20,606
Trainline (1) 11,937,039 41,791
Victorian Plumbing Group (1) 7,406,571 8,349
Victrex  1,532,305 34,873
Watches of Switzerland Group (1) 2,806,179 32,942
Weir Group  1,959,651 43,199
YouGov  5,010,230 60,193
Total United Kingdom (Cost
$1,183,433
)
1,198,211
UNITED STATES 0.6%
Common Stocks 0.6%
Kosmos Energy (1) 4,807,200 38,025
Total United States (Cost
$31,170
)
38,025
VIETNAM 0.6%
Common Stocks 0.6%
FPT  6,677,380 25,550
Hoa Phat Group  15,245,000 14,421
Total Vietnam (Cost
$41,126
)
39,971
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.36% (3)(6) 178,777,159 178,777
Total Short-Term Investments (Cost $178,777) 178,777

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 4.36% (3)(6) 93,803,303 93,803
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 93,803
Total Securities Lending Collateral (Cost $93,803) 93,803
Total Investments in Securities 100.6%
(Cost $6,143,220) $ 6,814,760
Other Assets Less Liabilities (0.6)% (43,552)
Net Assets 100.0% $ 6,771,208
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2023.
(3) Affiliated Companies
(4) China A shares held through the QFII are subject to certain restrictions.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Arco Platform, Class A  $ — $ 3,166 $ —
Ascential  — 30,091 —
CI&T, Class A  — (773) —
IQE  — 6,679 —
Marcopolo  — 1,771 874
Media Do  (16,475) 16,101 —
Molten Ventures  — 6,046 —
Nippon Soda  — 4,309 —
Obara Group  — 7,778 —
Sakata INX  — 5,198 341
T. Rowe Price Government Reserve Fund, 4.36% — — 1,136++
Totals $ (16,475)# $ 80,366 $ 2,351+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
01/31/23
Arco Platform, Class A  $ 18,902 $ — $ — $ *
Ascential  59,241 — — 89,332
CI&T, Class A  8,342 — — *
IQE  30,600 — — 37,279
Marcopolo  24,952 — — 26,723
Media Do  11,002 — 21,096 *
Molten Ventures  29,226 — — 35,272
Nippon Soda  45,056 — — 49,365
Obara Group  31,396 — — 39,174
Sakata INX  29,275 — — 34,473
T. Rowe Price Government
Reserve Fund, 4.36% 190,991  ¤  ¤ 272,580
Total $ 584,198^

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,351 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $627,627.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Discovery Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Discovery Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 452,480 $ 6,062,977 $ — $ 6,515,457
Preferred Stocks — 26,723 — 26,723
Short-Term Investments 178,777 — — 178,777
Securities Lending Collateral 93,803 — — 93,803
Total $ 725,060 $ 6,089,700 $ — $ 6,814,760

T. ROWE PRICE International Discovery Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F38-054Q1 01/23